Consolidated Statements of Changes in Stockholders' Equity (Deficit) (Parentheticals) (USD $)	0 Months Ended	12 Months Ended
	Jul. 31, 2011	Jul. 31, 2012
Consolidated Statements of Changes in Stockholders' Equity (Deficit) [Abstract]
Common stock issued for cash, price per share	$ 0.0002	$ 0.002